Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 8,728
Nonaccrual loans without related allowance for credit losses	2,875
Recognized interest income	341
Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		$ 5,346
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	4,779	2,254
Nonaccrual loans without related allowance for credit losses	506
Recognized interest income	115
Total Commercial [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		2,254
Commercial and industrial loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,698	1,545
Nonaccrual loans without related allowance for credit losses	382
Recognized interest income	78
Commercial and industrial loans [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		1,545
Commercial real estate mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,774	573
Nonaccrual loans without related allowance for credit losses	93
Recognized interest income	31
Commercial real estate mortgage [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		573
Commercial real estate construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	48	41
Nonaccrual loans without related allowance for credit losses	15
Recognized interest income	6
Commercial real estate construction [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		41
Lease financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	259	95
Nonaccrual loans without related allowance for credit losses	16
Recognized interest income	0
Lease financing [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		95
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	3,949
Nonaccrual loans without related allowance for credit losses	2,369
Recognized interest income	226
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		3,092
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans in process of foreclosure, amount	2,100	3,500
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,957
Nonaccrual loans without related allowance for credit losses	1,908
Recognized interest income	151
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		2,150
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	754
Nonaccrual loans without related allowance for credit losses	461
Recognized interest income	52
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		796
Auto [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	202
Nonaccrual loans without related allowance for credit losses	0
Recognized interest income	20
Auto [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		106
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	36
Nonaccrual loans without related allowance for credit losses	0
Recognized interest income	3
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		40
Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans in process of foreclosure, amount	$ 1,700	$ 2,800